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December 6, 2024

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Virtus ETF Trust II (the “Trust”)
File Nos. 333-206600 and 811-23078

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the forms of Prospectus and Statement of Additional Information contained in Post-Effective Amendment No.91 to the Trust’s Registration Statement on Form N-1A (“Amendment”), filed with the U.S. Securities and Exchange Commission electronically on November 27, 2024 (Accession No. 0001839882-24-042033), that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the Amendment.

If you have any questions or comments regarding this filing, please contact me at 860-503-1285 or by email at daphne.chisolm@virtus.com. Thank you.

Sincerely,

/s/ Daphne Chisolm

Daphne Chisolm

cc:	William Smalley
Michael Mabry
Joel Corriero,
Rebecca Rodriguez